Long-Term Loans (Details) - Schedule of Long-Term Loans	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Debt Instrument [Line Items]
long-term loan Amount	$ 2,096,974	$ 4,567,114	¥ 14,888,312	¥ 31,500,300
Current portion of long-term loans	(225,383)	(4,349,591)	(1,600,200)	(30,000,000)
Total	1,871,591	217,523	13,288,112	1,500,300
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 43,626	$ 72,493	¥ 309,740	¥ 500,000
long-term loan Issuance Date	Jan. 17, 2023	Oct. 06, 2022
long-term loan Expiration Date	Jan. 23, 2025	Sep. 23, 2024
long-term loan Interest	7.92%	7.27%	7.92%	7.27%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 21,462	$ 58,012	¥ 152,381	¥ 400,120
long-term loan Issuance Date	Apr. 27, 2023	Oct. 23, 2022
long-term loan Expiration Date	Apr. 23, 2025	Oct. 23, 2024
long-term loan Interest	6.6528%	6.55%	6.6528%	6.55%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 38,230	$ 87,018	¥ 271,429	¥ 600,180
long-term loan Issuance Date	Jul. 26, 2023	Dec. 30, 2022
long-term loan Expiration Date	Jul. 23, 2025	Dec. 23, 2024
long-term loan Interest	7.4844%	7.13%	7.4844%	7.13%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 38,230	$ 4,349,591	¥ 271,429	¥ 30,000,000
long-term loan Issuance Date	Jul. 26, 2023	Apr. 12, 2021
long-term loan Expiration Date	Jul. 23, 2025	Apr. 08, 2023
long-term loan Interest	7.4844%	4.70%	7.4844%	4.70%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 38,230		¥ 271,429
long-term loan Issuance Date	Jul. 31, 2023
long-term loan Expiration Date	Jul. 23, 2025
long-term loan Interest	7.2954%		7.2954%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 38,230		¥ 271,429
long-term loan Issuance Date	Jul. 31, 2023
long-term loan Expiration Date	Jul. 23, 2025
long-term loan Interest	7.2954%		7.2954%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 26,828		¥ 190,476
long-term loan Issuance Date	Sep. 05, 2023
long-term loan Expiration Date	Aug. 23, 2025
long-term loan Interest	7.2198%		7.2198%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 70,424		¥ 500,000
long-term loan Issuance Date	Sep. 12, 2023
long-term loan Expiration Date	Sep. 23, 2025
long-term loan Interest	7.2198%		7.2198%
WeBank Shenzhen [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 28,169		¥ 200,000
long-term loan Issuance Date	Sep. 27, 2023
long-term loan Expiration Date	Sep. 23, 2025
long-term loan Interest	7.5636%		7.5636%
Longwan Rural Commercial Bank [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 169,016		¥ 1,200,000
long-term loan Issuance Date	Jun. 05, 2023
long-term loan Expiration Date	May 30, 2026
long-term loan Interest	6.60%		6.60%
Longwan Rural Commercial Bank [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 246,482		¥ 1,750,000
long-term loan Issuance Date	Jun. 05, 2023
long-term loan Expiration Date	May 30, 2026
long-term loan Interest	6.60%		6.60%
Minsheng Bank [Member]
Debt Instrument [Line Items]
long-term loan Amount	$ 1,338,047		¥ 9,500,000
long-term loan Issuance Date	Jul. 11, 2023
long-term loan Expiration Date	Jul. 03, 2026
long-term loan Interest	4.00%		4.00%